Business Combinations - Summary of Unaudited Pro Forma Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Business Combinations [Abstract]
Total net sales	€ 14,107.2	€ 11,952.3
Net income	3,567.2	2,572.9
Non-recurring adjustments included in pro forma net income		18.6
Amortization charges in pro forma net income	2.3	€ 2.3
Non-recurring adjustments excluded from pro forma net income	5.4
Acquisition related costs included in pro forma net income	€ 5.4